JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

May 4, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

the Security Capital U.S. Core Real Estate Securities Fund and

the JPMorgan Equity Low Volatility Income Fund (the “Funds”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the Class R2, Class R5 and Class R6 prospectuses for the Security Capital U.S. Core Real Estate Securities Fund and the prospectuses for the JPMorgan Equity Low Volatility Income Fund along with the Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 381 (Amendment No. 382 under the 1940 Act) filed electronically on April 28, 2015.

If you have any questions or comments, please call the undersigned at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary